Investments - Narrative (Details)				3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Investment Holdings [Line Items]
Debt securities, rated by investment advisor						$ 32,000,000
Securities on deposit with regulatory authorities	$ 116,000,000					90,000,000	$ 116,000,000
Stressed loans	0					3,000,000	0
Investment income						0
Policy loans, fair value under fair value option	3,467,000,000					3,419,000,000	3,467,000,000
Policy loans not held as collateral for reinsurance	1,000,000,000.0					1,000,000,000.0	1,000,000,000.0
Aggregate fair value of securities sold at a loss						$ 5,359,000,000	$ 2,600,000,000	$ 7,608,000,000
Aggregate fair value of securities sold at a loss, percentage of book value						93.00%	95.00%	97.00%
Proceeds from sales of available-for-sale debt securities						$ 7,959,000,000	$ 9,600,000,000	$ 25,533,000,000
Unconsolidated VIEs, exposure to loss	3,347,000,000					3,098,000,000	3,347,000,000
Equity securities	257,000,000					359,000,000	257,000,000
Financing receivables	11,482,000,000					10,967,000,000	11,482,000,000
Allowance for credit loss	94,000,000		$ 179,000,000			95,000,000	94,000,000	179,000,000
Financing receivables, accrued interest receivable	44,000,000					$ 48,000,000	44,000,000
Deferral of interest and principal payments, repayment period, COVID-19						1 year
Deferred interest and principal payments, COVID-19						$ 10,000,000
Recorded investment	6,000,000					15,000,000	6,000,000
Unpaid principal balance, no related allowance	7,000,000					16,000,000	7,000,000
Average recorded investment	2,000,000	$ 18,000,000
Mortgage loans in process of foreclosure	6,000,000					15,000,000	6,000,000
Other invested assets	2,620,000,000					2,817,000,000	2,620,000,000
Sale of limited partnership investments				$ 168,000,000	$ 236,000,000
Securities loaned	13,000,000					$ 32,000,000	13,000,000
Securities loaned, minimum percent of fair value required as collateral						102.00%
Securities loaned, cash collateral	14,000,000					$ 33,000,000	14,000,000
Repurchase agreements, weighted average interest rate		2.54%	0.07%
Repurchase agreement balance	1,572,000,000					1,012,000,000	1,572,000,000
Repurchase agreements, highest level of amount outstanding						1,012,000,000	2,349,000,000
Interest expense						37,000,000	22,000,000	44,000,000
Carrying Value
Summary of Investment Holdings [Line Items]
Equity securities	257,000,000					359,000,000	257,000,000
Unfunded partnership investment commitment
Summary of Investment Holdings [Line Items]
Unfunded commitments						$ 1,398,000,000
Minimum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19						6 months
Maximum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19						14 months
Repurchase agreements
Summary of Investment Holdings [Line Items]
Short term borrowings	1,548,000,000					$ 311,000,000	1,548,000,000
Commercial mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables	10,500,000,000					10,200,000,000	10,500,000,000
Allowance for credit loss	85,000,000					$ 91,000,000	85,000,000
Financing receivables, collateralized by properties, number of states | state						38
Financing receivables, accrued interest receivable	32,000,000					$ 39,000,000	32,000,000
Mortgage loans in process of foreclosure	0					0	0
Residential mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables	939,000,000					1,308,000,000	939,000,000
Allowance for credit loss	9,000,000					$ 4,000,000	9,000,000
Financing receivables, collateralized by properties, number of states | state						50
Financing receivables, accrued interest receivable	13,000,000					$ 9,000,000	13,000,000
Unconsolidated VIEs
Summary of Investment Holdings [Line Items]
Equity securities	139,000,000					$ 121,000,000	139,000,000
Corporate securities, utilities
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage						16.00%
Corporate securities, healthcare
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage						10.00%
Corporate securities | Single corporate obligor
Summary of Investment Holdings [Line Items]
Debt securities, unrealized loss						$ 57,000,000
Equity securities
Summary of Investment Holdings [Line Items]
Unrealized gains (losses)						(65,000,000)	2,000,000	(2,000,000)
Limited partnerships
Summary of Investment Holdings [Line Items]
Other invested assets	2,252,000,000					2,434,000,000	2,252,000,000
Federal Home Loan Bank capital stock
Summary of Investment Holdings [Line Items]
Other invested assets	125,000,000					146,000,000	125,000,000
Real estate
Summary of Investment Holdings [Line Items]
Other invested assets	243,000,000					237,000,000	243,000,000
Real estate, foreclosed properties
Summary of Investment Holdings [Line Items]
Other invested assets	$ 1,000,000					0	1,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Interest expense						$ 8,000,000	$ 1,000,000	$ 1,000,000
External Credit Rating, Investment Grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage						78.00%
External Credit Rating, Non Investment Grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage						2.00%
Not rated
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage						20.00%
Below investment grade or not rated
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage						21.00%